Restatement of Previously Filed Balance Sheet - Schedule of Restatement of Financial Statements (Detail)	Feb. 01, 2021 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets	$ 402,379,699
Liabilities and Stockholders' Equity:
Total current liabilities	1,113,641
Deferred underwriting commissions	14,000,000
Derivative warrant liabilities	38,400,000
Total Liabilities	53,513,641
Class A common stock subject to possible redemption	400,000,000
Stockholders' Equity:
Preferred stock value
Accumulated deficit	(51,134,942)
Total stockholders' equity (deficit)	(51,134,942)
Total Liabilities and Stockholders' Equity (Deficit)	402,379,699
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets	402,379,699
Liabilities and Stockholders' Equity:
Total current liabilities	1,113,641
Deferred underwriting commissions	14,000,000
Total Liabilities	15,113,641
Class A common stock subject to possible redemption	382,266,050
Stockholders' Equity:
Preferred stock value	0
Additional paid-in capital	5,060,183
Accumulated deficit	(61,352)
Total stockholders' equity (deficit)	5,000,008
Total Liabilities and Stockholders' Equity (Deficit)	402,379,699
Restatement Adjustments [Member]
Liabilities and Stockholders' Equity:
Derivative warrant liabilities	38,400,000
Total Liabilities	38,400,000
Class A common stock subject to possible redemption	17,733,950
Stockholders' Equity:
Preferred stock value	0
Additional paid-in capital	(5,060,183)
Accumulated deficit	(51,073,590)
Total stockholders' equity (deficit)	(56,133,950)
Total Liabilities and Stockholders' Equity (Deficit)	0
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets	402,379,699
Liabilities and Stockholders' Equity:
Total current liabilities	1,113,641
Deferred underwriting commissions	14,000,000
Derivative warrant liabilities	38,400,000
Total Liabilities	53,513,641
Class A common stock subject to possible redemption	400,000,000
Stockholders' Equity:
Preferred stock value	0
Accumulated deficit	(51,134,942)
Total stockholders' equity (deficit)	(51,133,942)
Total Liabilities and Stockholders' Equity (Deficit)	402,379,699
Common Class A [Member]
Stockholders' Equity:
Common stock value	0
Common Class A [Member] | Previously Reported [Member]
Stockholders' Equity:
Common stock value	177
Common Class A [Member] | Restatement Adjustments [Member]
Stockholders' Equity:
Common stock value	(177)
Common Class F [Member]
Stockholders' Equity:
Common stock value	1,000
Common Class F [Member] | Previously Reported [Member]
Stockholders' Equity:
Common stock value	1,000
Common Class F [Member] | As Restated [Member]
Stockholders' Equity:
Common stock value	$ 1,000